Capital and reserves - Reconciliation of outstanding share options (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Capital and reserves
Outstanding at the beginning of the period | shares	714,322	4,990,000
Granted during the period | shares	2,325,215	546,822
Exercised during the period | shares	(406,733)	(4,822,500)
Fortified during the period | shares	(171,374)
Outstanding at the end of the period | shares	2,461,430	714,322	4,990,000
Exercisable at the end of the period | shares		167,500
Weighted average exercise price, beginning of the period | $ / shares	$ 8.04	$ 1
Weighted average exercise price, Granted | $ / shares	65.34	15
Weighted average exercise price, Exercised | $ / shares	0	0.75
Weighted average exercise price, ending of the period | $ / shares	37.05	8.04	$ 1
Weighted average exercise price, Exercisable | $ / shares		$ 0
Weighted average share price | $ / shares	$ 54.22
Weighted average contractual life of the outstanding options	4 years 1 month 6 days
Share-based compensation expense | $	$ 25.8	$ 20.8	$ 0.5